Income Tax	6 Months Ended
Jun. 30, 2026
Major components of tax expense (income) [abstract]
Income Tax

Note 8. Income Tax

Total tax expense for the three and six months ended June 30, 2026 was $0.6 million and $0.5 million respectively. Total tax expense for each of the three and six months ended June 30, 2025 was $1.9 million and $5.3 million, respectively. The effective tax rate for the three and six months ended June 30, 2026 was 2.1% and 1.2%, respectively. The effective tax rate for three and six months ended June 30, 2025 was 3.5% and 8.3%, respectively. The main drivers of the effective tax rate relate to non-recognition of deferred tax assets on tax losses and tax effect relating to foreign exchange effects recognized in other comprehensive income. The Group operates in a global environment with significant operations in various jurisdictions outside Sweden. Accordingly, the consolidated income tax rate is a composite rate reflecting the Group’s earnings and the applicable tax rates in the various jurisdictions where the Group operates, and whether or not deferred tax assets are able to be recognized.